Risk information - Total net exposures (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2022	Dec. 31, 2021
Sub-classifications of financial information
Net exposure	kr 438.2	kr 372.5
Percentage of net exposures	100.00%	100.00%
Central governments
Sub-classifications of financial information
Net exposure	kr 227.3	kr 185.5
Percentage of net exposures	51.90%	49.80%
Regional governments
Sub-classifications of financial information
Net exposure	kr 23.3	kr 15.3
Percentage of net exposures	5.30%	4.10%
Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 6.5	kr 3.0
Percentage of net exposures	1.50%	0.80%
Public sector entity
Sub-classifications of financial information
Net exposure	kr 2.1	kr 5.4
Percentage of net exposures	0.50%	1.40%
Financial institutions
Sub-classifications of financial information
Net exposure	kr 33.6	kr 41.2
Percentage of net exposures	7.60%	11.10%
Corporates
Sub-classifications of financial information
Net exposure	kr 145.4	kr 122.1
Percentage of net exposures	33.20%	32.80%
Interest-bearing securities and lending
Sub-classifications of financial information
Net exposure	kr 351.5	kr 306.4
Percentage of net exposures	100.00%	100.00%
Interest-bearing securities and lending | Central governments
Sub-classifications of financial information
Net exposure	kr 162.3	kr 136.1
Percentage of net exposures	46.20%	44.40%
Interest-bearing securities and lending | Regional governments
Sub-classifications of financial information
Net exposure	kr 22.5	kr 14.3
Percentage of net exposures	6.40%	4.70%
Interest-bearing securities and lending | Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 6.1	kr 3.0
Percentage of net exposures	1.70%	1.00%
Interest-bearing securities and lending | Public sector entity
Sub-classifications of financial information
Net exposure	kr 2.1	kr 5.4
Percentage of net exposures	0.60%	1.70%
Interest-bearing securities and lending | Financial institutions
Sub-classifications of financial information
Net exposure	kr 26.1	kr 34.9
Percentage of net exposures	7.40%	11.40%
Interest-bearing securities and lending | Corporates
Sub-classifications of financial information
Net exposure	kr 132.4	kr 112.7
Percentage of net exposures	37.70%	36.80%
Committed undisbursed loans, derivatives, etc.
Sub-classifications of financial information
Net exposure	kr 86.7	kr 66.1
Percentage of net exposures	100.00%	100.00%
Committed undisbursed loans, derivatives, etc. | Central governments
Sub-classifications of financial information
Net exposure	kr 65.0	kr 49.4
Percentage of net exposures	75.00%	74.80%
Committed undisbursed loans, derivatives, etc. | Regional governments
Sub-classifications of financial information
Net exposure	kr 0.8	kr 1.0
Percentage of net exposures	0.90%	1.50%
Committed undisbursed loans, derivatives, etc. | Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 0.4
Percentage of net exposures	0.50%
Committed undisbursed loans, derivatives, etc. | Financial institutions
Sub-classifications of financial information
Net exposure	kr 7.5	kr 6.3
Percentage of net exposures	8.60%	9.50%
Committed undisbursed loans, derivatives, etc. | Corporates
Sub-classifications of financial information
Net exposure	kr 13.0	kr 9.4
Percentage of net exposures	15.00%	14.20%